Brown Advisory - WMC Japan Equity Fund
Schedule of Investments
March 31, 2026 (Unaudited)

COMMON STOCKS - 95.4%	Shares	Value
Japan - 95.4%
Communication Services - 4.6%
CyberAgent, Inc.	698,001	$5,971,509
Kakaku.com., Inc.	414,621	5,458,105
KDDI Corp.	998,051	16,993,545
		28,423,159

Consumer Discretionary - 17.3%
ABC-Mart, Inc.	387,767	6,190,054
and ST HD Co. Ltd.	133,659	2,509,777
ASKUL Corp.	381,015	2,700,915
Bandai Namco Holdings, Inc.	249,928	6,165,826
Denso Corp.	369,900	4,637,837
Honda Motor Co. Ltd.	575,597	4,658,637
Isuzu Motors Ltd.	794,653	11,443,613
Sega Sammy Holdings, Inc.	604,104	9,300,662
Sekisui House Ltd.	310,221	6,951,145
Shimamura Co. Ltd.	131,778	2,758,990
Sony Group Corp.	1,094,716	22,816,877
Suzuki Motor Corp.	814,603	9,928,972
Toyota Motor Corp.	770,521	16,017,089
		106,080,394

Consumer Staples - 2.5%
Asahi Group Holdings Ltd.	998,260	9,967,257
Toyo Suisan Kaisha, Ltd.	75,883	5,336,529
		15,303,786

Financials - 16.1%
77 Bank Ltd.	194,793	3,857,871
Dai-ichi Life Holdings, Inc.	1,298,031	11,970,435
GMO Payment Gateway, Inc.	221,696	11,586,674
Mebuki Financial Group, Inc.	645,837	5,036,778
Mitsubishi UFJ Financial Group, Inc.	965,732	16,353,643
Mizuho Financial Group, Inc.	326,426	13,214,953
MS&AD Insurance Group Holdings, Inc.	524,933	13,698,430
Sumitomo Mitsui Trust Group, Inc.	424,390	13,519,640
T&D Holdings, Inc.	366,168	9,379,223
		98,617,647

Health Care - 12.6%
Chugai Pharmaceutical Co., Ltd.	240,249	13,249,368
Daiichi Sankyo Co. Ltd.	961,736	17,206,097
Kyowa Kirin Co. Ltd.	201,303	3,294,535
M3, Inc. (a)	678,525	6,964,630
Otsuka Holdings Co. Ltd.	208,554	14,801,260
Shionogi & Co. Ltd.	784,825	17,361,069
Ship Healthcare Holdings, Inc.	267,800	4,133,144
		77,010,103

Industrials - 15.5%
BayCurrent Consulting, Inc.	174,700	5,056,924
dip Corp.	279,930	3,699,760
Fuji Corp.	159,792	4,879,249
Hikari Tsushin, Inc.	17,513	4,455,503
Hoshizaki Corp.	204,700	6,589,735
JGC Holdings Corp.	360,430	5,301,220
Marubeni Corp.	98,595	3,606,797
MISUMI Group, Inc.	670,227	11,488,888
Open Up Group, Inc.	339,314	3,859,425
OSG Corp.	280,300	4,565,954
Persol Holdings Co. Ltd.	4,858,692	7,169,982
Recruit Holdings Co., Ltd.	236,057	10,284,996
SIGMAXYZ Holdings, Inc.	942,165	3,810,614
SMC Corp.	10,865	4,273,186
THK Co. Ltd.	152,200	4,499,658
Toyo Tanso Co. Ltd.	98,271	3,251,238
Toyota Tsusho Corp.	127,807	4,953,387
Ushio, Inc.	187,539	3,435,244
		95,181,760

Information Technology - 11.2%
BIPROGY, Inc.	314,900	9,269,010
Future Corp.	335,372	3,394,041
Jeol Ltd.	69,974	2,606,261
Keyence Corp.	32,200	11,460,217
Maruwa Co. Ltd.	15,875	5,606,667
Nichicon Corp.	240,157	2,705,424
Optorun Co. Ltd.	115,627	1,953,588
Sansan, Inc. (a)	661,780	4,925,336
TechMatrix Corp.	390,613	4,470,887
Tokyo Electron Ltd.	45,144	11,216,070
Tri Chemical Laboratories, Inc.	233,909	4,077,066
Ulvac, Inc.	132,015	7,112,269
		68,796,836

Materials - 13.6%
ADEKA Corp.	161,828	3,781,664
Aica Kogyo Co. Ltd.	246,508	5,654,138
ARE Holdings, Inc.	345,199	7,529,441
Fujimi, Inc.	195,900	3,444,690
Fuso Chemical Co. Ltd.	426,177	7,605,177
KH Neochem Co. Ltd.	270,166	4,706,301
Lintec Corp.	140,762	4,097,777
Mitsubishi Gas Chemical Co., Inc.	244,260	5,731,154
Nippon Soda Co. Ltd.	200,565	4,518,351
Nissan Chemical Corp.	192,122	7,470,905
Shin-Etsu Chemical Co. Ltd.	570,369	23,224,749
Yamato Kogyo Co. Ltd.	68,222	5,284,326
		83,048,673

Real Estate - 2.0%
Daito Trust Construction Co. Ltd.	271,055	6,351,953
Relo Group, Inc.	500,232	6,032,252
		12,384,205
TOTAL COMMON STOCKS (Cost $540,545,475)		584,846,563

REAL ESTATE INVESTMENT TRUSTS - 0.8%	Shares	Value
Japan - 0.8%
Real Estate - 0.8%
LaSalle Logiport	5,470	5,133,643
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,163,296)		5,133,643

EXCHANGE TRADED FUNDS - 0.3%	Shares	Value
Japan - 0.3%
iShares MSCI Japan Exchange Traded Fund	22,740	1,920,165
TOTAL EXCHANGE TRADED FUNDS (Cost $1,868,712)		1,920,165

SHORT-TERM INVESTMENTS - 3.2%	Shares	Value
Money Market Funds - 3.2%
First American Government Obligations Fund - Class Z, 3.54% (b)	19,594,739	19,594,739
TOTAL SHORT-TERM INVESTMENTS (Cost $19,594,739)		19,594,739

TOTAL INVESTMENTS - 99.7% (Cost $567,172,222)		611,495,110
Other Assets in Excess of Liabilities - 0.3%		1,757,525
TOTAL NET ASSETS - 100.0%		$613,252,635

Percentages are stated as a percent of net assets.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of March 31, 2026.

Summary of Fair Value Disclosure as of March 31, 2026 (Unaudited)

Brown Advisory - WMC Japan Equity Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of March 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$–	$584,846,563	$–	$584,846,563
Real Estate Investment Trusts	–	5,133,643	–	5,133,643
Exchange Traded Funds	1,920,165	–	–	1,920,165
Money Market Funds	19,594,739	–	–	19,594,739
Total Investments	$21,514,904	$589,980,206	$–	$611,495,110

Refer to the Schedule of Investments for further disaggregation of investment categories.